Exhibit 99.2

Ford Credit Auto Lease Trust 2012-B
Quarterly Supplemental Report -- Payment Schedule of Remaining Leases as of June 30, 2013

The following table shows the decline in the securitization value of the remaining leases in the reference pool as of June 30, 2013, and the remaining payments that will be received each month on the reference pool assuming (1) each base month payment is made as scheduled with no prepayments, delays or defaults and (2) each leased vehicle is returned and sold for an amount equal to the base residual value in the month after the month in which the final base monthly payment is due. In addition, as of June 30, 2013, leases with a total base residual value of $4,944,284.98 had either (1) reached their scheduled termination dates but had not been purchased or returned or (2) been returned or repossessed but had not been sold. In the following table, this amount is assumed to be received in July 2013. The percentages in the following table may not sum to 100.00% due to rounding.

		Remaining Leases as of June 30, 2013
Month		Securitization Value	Scheduled Base Monthly Payments		Base Residual Value
2013-	June	748,940,613.49
	July	$730,449,520.17	$13,903,784.41	7.00%	$8,233,884.28	1.37%
	August	$713,296,326.28	$13,721,357.29	6.90%	$7,011,919.14	1.17%
	September	$690,693,156.22	$13,428,903.09	6.76%	$12,670,071.13	2.11%
	October	$675,113,324.85	$13,292,313.52	6.69%	$5,672,357.20	0.94%
	November	$661,203,115.54	$13,183,591.45	6.63%	$4,034,814.80	0.67%
	December	$646,756,718.10	$13,063,008.01	6.57%	$4,623,454.21	0.77%
2014-	January	$606,874,232.22	$12,381,988.57	6.23%	$30,669,577.48	5.10%
	February	$550,627,016.84	$11,315,735.83	5.69%	$47,905,234.50	7.97%
	March	$492,024,598.28	$10,181,340.03	5.12%	$51,119,354.13	8.51%
	April	$452,237,780.52	$9,432,026.66	4.75%	$32,766,124.58	5.45%
	May	$411,829,005.24	$8,672,369.80	4.36%	$33,952,533.76	5.65%
	June	$372,795,755.35	$7,932,692.60	3.99%	$33,118,614.29	5.51%
	July	$336,827,249.30	$7,240,853.04	3.64%	$30,554,444.90	5.09%
	August	$312,646,356.86	$6,780,469.33	3.41%	$19,050,826.72	3.17%
	September	$289,007,851.72	$6,328,480.58	3.18%	$18,842,054.35	3.14%
	October	$269,926,828.00	$5,973,082.50	3.01%	$14,524,032.43	2.42%
	November	$252,720,670.00	$5,647,188.02	2.84%	$12,881,627.20	2.14%
	December	$236,313,105.17	$5,341,365.13	2.69%	$12,304,611.20	2.05%
2015-	January	$214,217,520.34	$4,898,893.93	2.46%	$18,354,637.10	3.05%
	February	$185,749,838.15	$4,293,136.67	2.16%	$25,224,193.50	4.20%
	March	$157,203,842.26	$3,675,562.30	1.85%	$25,780,678.85	4.29%
	April	$129,340,548.23	$3,057,952.77	1.54%	$25,575,777.05	4.26%
	May	$93,892,742.99	$2,252,895.94	1.13%	$33,828,775.01	5.63%
	June	$57,852,287.54	$1,408,077.38	0.71%	$35,092,876.73	5.84%
	July	$25,540,761.72	$665,896.19	0.34%	$31,929,223.03	5.31%
	August	$17,179,931.85	$452,525.51	0.23%	$8,033,622.30	1.34%
	September	$7,967,842.57	$206,490.02	0.10%	$9,089,836.30	1.51%
	October	$237,292.25	$6,236.11	0.00%	$7,763,317.45	1.29%
	November	$77,487.04	$2,284.13	0.00%	$158,709.00	0.03%
	December	$75,610.70	$2,284.13	0.00%	$0.00	0.00%
2016-	January	$54,526.87	$1,396.37	0.00%	$20,085.00	0.00%
	February	$53,396.32	$1,396.37	0.00%	$0.00	0.00%
	March	$52,260.26	$1,396.37	0.00%	$0.00	0.00%
	April	$30,140.06	$696.96	0.00%	$21,678.00	0.00%
	May	$0.00	$0.00	0.00%	$30,287.00	0.01%
Total			$198,747,671.01	100.00%	$600,839,232.62	100.00%

Total Scheduled Base Monthly Payments plus Base Residual Value					$799,586,903.63

Ford Credit Auto Lease Trust 2012-B
Quarterly Supplemental Report -- Residual Performance

The following table shows the residual performance as calculated on the monthly investor report in sections VII and VIII for returned vehicles segregated by the vehicle types.

				Residual Gain (Loss) per Returned Vehicle
Collection Period	Vehicle Type	Returned Vehicles	Return Rate	Amount	As a % of Adjusted MSRP	As a % of ALG Residual Value
April 2013	CUV	59	36.88%	$4,236	10.55%	23.04%
	Car	97	50.00%	$844	2.78%	5.49%
	SUV	30	28.04%	$3,778	10.30%	23.07%
	Truck	3	6.00%	$8,340	18.31%	36.94%
	Total/Average	189	36.99%	$2,488	7.17%	14.99%
May 2013	CUV	96	49.23%	$4,012	9.78%	20.92%
	Car	113	54.59%	$623	1.88%	3.92%
	SUV	45	42.45%	$2,704	8.46%	17.60%
	Truck	6	9.68%	$6,849	16.79%	37.12%
	Total/Average	260	45.61%	$2,378	6.59%	13.92%
June 2013	CUV	112	56.57%	$4,094	10.11%	22.24%
	Car	150	63.56%	$478	1.51%	2.97%
	SUV	63	50.40%	$3,176	9.78%	20.75%
	Truck	10	18.87%	$6,123	15.51%	33.19%
	Total/Average	335	54.74%	2,363	6.75%	14.08%